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BNY Mellon Technology Growth Fund
BNY Mellon Technology Growth Fund
September 1, 2022 BNY MELLON ADVANTAGE FUNDS, INC. -BNY Mellon Technology Growth Fund Supplement to Current Summary Prospectus and Prospectus

The following information supersedes and replaces any contrary information contained in "Fees and Expenses" in the fund's summary prospectus and "Fund Summary - Fees and Expenses" in the fund's prospectus:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Technology Growth Fund	Class A	Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Technology Growth Fund		Class A	Class C	Class I	Class Y
Management fees		0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) fees		none	0.75%	none	none
Shareholder services fees		0.25%	0.25%	none	none
Miscellaneous other expenses		0.15%	0.19%	0.18%	0.10%
Total other expenses		0.40%	0.44%	0.18%	0.10%
Total annual fund operating expenses		1.15%	1.94%	0.93%	0.85%
Fee waiver	[1]	(0.10%)	(0.10%)	(0.10%)	(0.10%)
Total annual fund operating expenses (after fee waiver)		1.05%	1.84%	0.83%	0.75%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed to waive receipt of a portion of its management fee in the amount of .10% of the value of the fund's average daily net assets until December 31, 2022. On or after December 31, 2022, BNY Mellon Investment Adviser, Inc. may terminate this waiver agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the fee waiver agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Technology Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	910	1,162	1,884
Class C	287	600	1,038	2,256
Class I	85	286	505	1,134
Class Y	77	261	462	1,040

Expense Example No Redemption - BNY Mellon Technology Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	676	910	1,162	1,884
Class C	187	600	1,038	2,256
Class I	85	286	505	1,134
Class Y	77	261	462	1,040